PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2011	2012
Prepayment to service providers	$2,064,174	$1,990,015
Employee advances	665,587	685,134
Other deposits	1,143,509	1,225,431
Interest receivables	267,947	771,849
Other current assets	4,808	45,245
	$4,146,025	$4,717,674